Average Annual Total Returns - ETF - Vanguard Total World Bond ETF	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV Since Inception	ETF Shares Based on NAV Inception Date	ETF Shares Based on NAV Return After Taxes on Distributions 1 Year	ETF Shares Based on NAV Return After Taxes on Distributions Since Inception	ETF Shares Based on NAV Return After Taxes on Distributions Inception Date	ETF Shares Based on NAV Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Based on NAV Return After Taxes on Distributions and Sale of Fund Shares Since Inception	ETF Shares Based on NAV Return After Taxes on Distributions and Sale of Fund Shares Inception Date	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price Since Inception	ETF Shares Based on Market Price Inception Date	Bloomberg Barclays Global Aggregate Float Adjusted Composite Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays Global Aggregate Float Adjusted Composite Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Bloomberg Barclays Global Aggregate Float Adjusted Composite Index (reflects no deduction for fees, expenses, or taxes) Inception Date	Bloomberg Barclays Global Aggregate Float Adjusted Index in USD (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays Global Aggregate Float Adjusted Index in USD (reflects no deduction for fees, expenses, or taxes) Since Inception	Bloomberg Barclays Global Aggregate Float Adjusted Index in USD (reflects no deduction for fees, expenses, or taxes) Inception Date
Total	8.35%	7.35%	Sep. 04, 2018	7.01%	5.81%	Sep. 04, 2018	4.93%	4.95%	Sep. 04, 2018	8.34%	7.36%	Sep. 04, 2018	8.47%	7.48%	Sep. 04, 2018	7.19%	5.90%	Sep. 04, 2018